Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Total lease liability	$ 269,054	$ 269,054
Reduction of lease liability	(91,723)	(55,034)
Total	177,331	214,020
Less short term portion	73,378	73,378
Long term portion	$ 103,953	$ 140,642